Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended		151 Months Ended	157 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
Cash Flows From Operating Activities:
Net loss	$ (3,473,038)	$ (2,471,500)	$ (8,361,205)	$ (3,444,795)	$ (55,743,463)	$ (59,216,501)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Stock-based compensation expense	188,400	240,400	2,223,926	2,173,377	6,052,036	6,240,436
Depreciation expense		317	581	633	3,262,462	3,262,462
Loss on disposition of equipment	4,122				550,186	554,307
Amortization of debt discount		451,267	775,637	124,363	900,000	900,000
Amortization of deferred financing costs		145,951	252,248	40,444	292,692	292,692
Gain on extinguishment of liability					(260,000)	(260,000)
Gain on change in fair value of derivative	(26,764)	(6,777)	(685,420)	(13,966)	(699,386)	(726,150)
(Increase) decrease in:
R&D reimbursable receivable	(2,126)	50,069	234,088	41,567	(3,746)	(5,872)
Prepaid expenses and other current assets	85,000	(8,494)	(18,013)	4,766	(23,397)	61,604
Increase (decrease) in:
Accounts payable and accrued liabilities	(103,414)	(263,465)	334,263	556,019	1,238,773	1,135,359
Accounts payable and accrued liabilities - related party			31,185		31,185	31,185
Net Cash Used In Operating Activities	(3,327,820)	(1,862,232)	(5,212,710)	(517,592)	(44,402,658)	(47,730,478)
Cash Flows From Investing Activities:
Payment made for patent rights					(3,000,000)	(3,000,000)
Purchase of property and equipment	(1,112)	(1,157)	(2,359)		(815,659)	(816,771)
Net Cash Used In Investing Activities	(1,112)	(1,157)	(2,359)		(3,815,659)	(3,816,771)
Cash Flows From Financing Activities:
Borrowings on convertible debt, net of offering costs				645,888	645,888	645,888
Payments on note payable	(103,050)					(103,050)
Sales of stock, net of offering costs		660,163	5,129,940	5,379,367	53,191,098	53,191,098
Proceeds from the exercise of warrants for cash	3,463,641					3,463,641
Net Cash Provided By Financing Activities	3,360,591	660,163	5,129,940	6,025,255	53,836,986	57,197,577
Net change in cash	31,659	(1,203,226)	(85,129)	5,507,663	5,618,669	5,650,328
Cash at beginning of period	5,618,669	5,703,798	5,703,798	196,135
Cash at end of period	5,650,328	4,500,572	5,618,669	5,703,798	5,618,669	5,650,328
Supplemental disclosures of cash flow information:
Cash paid for interest	561				682	1,243
Cash paid for taxes
Supplemental disclosure of non-cash investing and financing activities:
Beneficial conversion feature discount				372,850	372,850	372,850
Fair value of warrants issued with debt				377,150	377,150	377,150
Fair value of warrants issued with stock		318,087	3,393,338	2,591,900	5,985,238	5,985,238
Fair value of warrants issued to the placement agent		159,044	658,753	1,484,529	2,170,282	2,170,282
Conversion of notes payable and accrued interest to stock			981,729		981,729	981,729
Transfer from liability classification to equity classification	$ 590,217		$ 4,231,324		$ 4,231,324	$ 4,821,542